Provisions, Contingent Liabilities, Commitments, Guarantees, Pledged Assets, and Collateral (Summary of Credit Instruments) (Details) - CAD ($) $ in Millions	Oct. 31, 2024	Oct. 31, 2023
Disclosure of credit risk exposure [line items]
Maximum amount of additional credit to be obligated by bank	$ 366,706	$ 339,728
Financial and performance standby letters of credit [member]
Disclosure of credit risk exposure [line items]
Maximum amount of additional credit to be obligated by bank	44,463	39,310
Documentary and commercial letters of credit [member]
Disclosure of credit risk exposure [line items]
Maximum amount of additional credit to be obligated by bank	337	167
Commitments to extend credit [member] | Within 1 year [member]
Disclosure of credit risk exposure [line items]
Maximum amount of additional credit to be obligated by bank	76,060	69,686
Commitments to extend credit [member] | Later than 1 year [member]
Disclosure of credit risk exposure [line items]
Maximum amount of additional credit to be obligated by bank	$ 245,846	$ 230,565